Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity - USD ($) $ in Thousands	Series AA Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Fubo TV Pre-Merger [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Fubo TV Pre-Merger [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Fubo TV Pre-Merger [Member]	Accumulated Other Comprehensive Loss	Noncontrolling Interest [Member]	Total	Fubo TV Pre-Merger [Member]	Convertible Preferred Stock [Member] Fubo TV Pre-Merger [Member]	Total Stockholders Equity [Member] Fubo TV Pre-Merger [Member]
Balance at Dec. 31, 2017			$ 2		$ 9,848		$ (97,246)					$ 76,107	$ (87,396)
Balance, shares at Dec. 31, 2017			2,025,262									9,107,159
Preferred stock converted to common stock												$ 69,377
Preferred stock converted to common stock, shares												2,980,435
Exercise of stock options					84								84
Exercise of stock options, shares			42,378
Issuance of restricted stock
Issuance of restricted stock, shares			8,677
Stock based compensation					952								952
Stock based compensation, shares
Net loss							(129,312)			$ (129,312)	$ (129,312)		(129,312)
Balance at Dec. 31, 2018		$ 1	$ 2	$ 227,570	10,884	$ (21,763)	(226,558)		$ 26,742	232,550	(215,672)	$ 145,484	(215,672)
Balance, shares at Dec. 31, 2018	1,000,000	7,532,776	2,076,317									12,087,594
Issuance of common stock for cash				1,778						1,778
Issuance of common stock for cash, shares		378,098
Preferred stock converted to common stock		$ 1		(1)
Preferred stock converted to common stock, shares	(1,000,000)	15,000,000
Common stock issued for lease settlement				130						130
Common stock issued for lease settlement, shares		18,935
Issuance of subsidiary common stock for cash,				65						65
Issuance of subsidiary common stock for cash, shares
Additional shares issued for reverse stock split
Additional shares issued for reverse stock split, shares		1,374
Exercise of stock options					2						$ 2		2
Exercise of stock options, shares			1								1
Stock based compensation					376								376
Stock based compensation, shares
Issuance of Series E convertible preferred stock, net of issuance costs												$ 60,970
Issuance of Series E convertible preferred stock, net of issuance costs, shares												2,152,593
Net loss						(3,466)	(37,783)		599	(2,867)	$ (37,783)		(37,783)
Balance at Mar. 31, 2019		$ 2	$ 2	229,542	11,262	(25,229)	(264,341)		27,341	231,656		$ 206,454	(253,077)
Balance, shares at Mar. 31, 2019		22,931,183	2,076,318									14,240,187
Balance at Dec. 31, 2018		$ 1	$ 2	227,570	10,884	(21,763)	(226,558)		26,742	232,550	(215,672)	$ 145,484	(215,672)
Balance, shares at Dec. 31, 2018	1,000,000	7,532,776	2,076,317									12,087,594
Net loss										(6,232)
Balance at Jun. 30, 2019		$ 2		229,964		(30,776)			29,523	228,713
Balance, shares at Jun. 30, 2019		23,317,975
Balance at Dec. 31, 2018		$ 1	$ 2	227,570	10,884	(21,763)	(226,558)		26,742	232,550	$ (215,672)	$ 145,484	(215,672)
Balance, shares at Dec. 31, 2018	1,000,000	7,532,776	2,076,317									12,087,594
Exercise of stock options					174								174
Exercise of stock options, shares			81,050								81,050
Stock based compensation					1,511								1,511
Stock based compensation, shares
Issuance of Series E convertible preferred stock, net of issuance costs												$ 101,757
Issuance of Series E convertible preferred stock, net of issuance costs, shares												3,528,051
Net loss							(173,701)			(38,127)	$ (173,701)		(173,701)
Balance at Dec. 31, 2019		$ 3	$ 2	257,002	12,569	(56,123)	(400,259)	$ (770)	22,602	222,714	(387,688)	$ 247,241	(387,688)
Balance, shares at Dec. 31, 2019		28,912,500	2,157,367									15,615,645
Balance at Mar. 31, 2019		$ 2	$ 2	229,542	11,262	(25,229)	(264,341)		27,341	231,656		$ 206,454	(253,077)
Balance, shares at Mar. 31, 2019		22,931,183	2,076,318									14,240,187
Issuance of common stock for cash				422						422
Issuance of common stock for cash, shares		386,792
Net loss						(5,547)			2,182	(3,365)
Balance at Jun. 30, 2019		$ 2		229,964		(30,776)			29,523	228,713
Balance, shares at Jun. 30, 2019		23,317,975
Balance at Dec. 31, 2019		$ 3	$ 2	257,002	12,569	(56,123)	(400,259)	(770)	22,602	222,714	(387,688)	$ 247,241	(387,688)
Balance, shares at Dec. 31, 2019		28,912,500	2,157,367									15,615,645
Issuance of common stock for cash				2,297						2,297
Issuance of common stock for cash, shares		795,593
Issuance of common stock - subsidiary share exchange				1,150					(1,150)
Issuance of common stock - subsidiary share exchange, shares		1,552,070
Common stock issued in connection with note payable				67						67
Common stock issued in connection with note payable, shares		7,500
Exercise of stock options					18						$ 18		18
Exercise of stock options, shares			4,820								4,820
Stock based compensation				10,061	368					10,061			368
Stock based compensation, shares		1,040,000
Deemed dividend related to immediate accretion of redemption feature of convertible preferred stock				(171)						(171)
Accrued Series D Preferred Stock dividends				(9)						(9)
Deconsolidation of Nexway								770	(2,595)	(1,825)
Net loss						(55,470)	(35,958)		(873)	(56,343)	$ (35,958)		(35,958)
Balance at Mar. 31, 2020		$ 3	$ 2	270,397	12,955	(111,593)	(436,217)		17,984	176,191	(423,260)	$ 247,241	(423,260)
Balance, shares at Mar. 31, 2020		32,307,663	2,162,187									15,615,645
Balance at Dec. 31, 2019		$ 3	$ 2	257,002	12,569	(56,123)	(400,259)	(770)	22,602	222,714	(387,688)	$ 247,241	(387,688)
Balance, shares at Dec. 31, 2019		28,912,500	2,157,367									15,615,645
Net loss										(129,947)
Balance at Jun. 30, 2020	$ 566,124	$ 4		289,720		(184,389)			16,410	687,869
Balance, shares at Jun. 30, 2020	32,324,362	38,684,136
Balance at Mar. 31, 2020		$ 3	$ 2	270,397	$ 12,955	(111,593)	$ (436,217)		17,984	176,191	$ (423,260)	$ 247,241	$ (423,260)
Balance, shares at Mar. 31, 2020		32,307,663	2,162,187									15,615,645
Issuance of common stock - subsidiary share exchange				892					(892)
Issuance of common stock - subsidiary share exchange, shares		1,201,749
Common stock issued in connection with note payable				192						192
Common stock issued in connection with note payable, shares		25,000
Right to receive Series AA Preferred Stock in connection with acquisition of fuboTV Pre-Merger	$ 566,124									566,124
Right to receive Series AA Preferred Stock in connection with acquisition of fuboTV Pre-Merger Pre-Merger, shares	32,324,362
Settlement of share settled liability				9,054						9,054
Settlement of share settled liability, shares		900,000
Stock based compensation				8,715						8,715
Stock based compensation, shares		343,789
Deemed dividend related to immediate accretion of redemption feature of convertible preferred stock						126				126
Accrued Series D Preferred Stock dividends				(8)						(8)
Issuance of common stock and warrants for cash		$ 1		478						479
Issuance of common stock and warrants for cash, shares		3,906,313
Net loss						(72,922)			(682)	(73,604)
Balance at Jun. 30, 2020	$ 566,124	$ 4		$ 289,720		$ (184,389)			$ 16,410	$ 687,869
Balance, shares at Jun. 30, 2020	32,324,362	38,684,136